NYSE Regulation

10010205

Received SEC

JAN 07 2010

Washington, DC 20549

CERTPAC 001-34590

VIA FACSIMILE AND U.S. MAIL
January 7, 2010

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re:	ETFS Platinum Trust	
	CIK:	0001460235
	Filer No.:	001-34590
	Filing:	Form 8-A filed 12/23/2009

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on December 31, 2009) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

ETFS Platinum Trust, Shares of beneficial interest, no par value

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Listing Compliance